UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6425

Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.7% (3.7% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$ 4,740,100
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
885	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	836,210
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,230	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,634,247
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
7,425	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	7,360,625
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
3,370	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	2,161,653
	Bonds, Series 2007A-2, 0.000%, 6/01/37
20,910	Total Consumer Staples			18,732,835
	Education and Civic Organizations – 8.7% (5.6% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A,	10/15 at 100.00	A3	271,376
	5.000%, 10/01/35
1,935	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	2,358,185
	Tender Option Bond Trust 09-11B, 17.387%, 10/01/38 (IF)
2,785	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2000,	11/10 at 100.00	A2	2,796,251
	5.750%, 11/01/30 – NPFG Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	204,836
260	5.000%, 11/01/25	11/15 at 100.00	A2	266,438
3,425	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,364,720
	Institutes, Series 2001, 5.250%, 10/01/34
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,812,562
	Tender Option Bond Trust 1065, 9.041%, 3/01/33 (IF)
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	9/10 at 100.00	A2	4,014,600
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 –	11/12 at 100.00	Aa2	6,838,656
	AMBAC Insured
1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	870,660
	5.000%, 9/01/34
2,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	2,554,800
	AMBAC Insured (UB)
27,420	Total Education and Civic Organizations			28,353,084
	Health Care – 21.6% (13.9% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A–	1,776,005
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
640	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	618,848
	Series 2006, 5.000%, 4/01/37
14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	14,493,401
	5.250%, 11/15/46 (UB)
2,855	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	2,506,890
	of Central California, Series 2007, 5.250%, 2/01/46
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	Aa2	1,270,325
	Center, Series 2004II-A, 5.000%, 11/01/23 – NPFG Insured
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,700,608
	System, Trust 2554, 18.449%, 7/01/47 – AGM Insured (IF)
535	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A2	564,329
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,425	5.250%, 7/01/24	7/15 at 100.00	BBB	3,270,498
1,500	5.250%, 7/01/30	7/15 at 100.00	BBB	1,372,845
17,075	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	16,275,549
	Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,036,889
	Series 2001C, 5.250%, 8/01/31
17,470	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	Aa3	17,208,824
	2003, 5.000%, 8/15/38 – AMBAC Insured (UB)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	965,700
	2005A, 5.000%, 12/01/23
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,416,012
	2008A, 8.250%, 12/01/38
2,000	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A–	1,965,580
	California, Series 2010, 5.375%, 3/15/36
71,636	Total Health Care			70,442,303
	Housing/Multifamily – 2.6% (1.7% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	931,910
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
1,925	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	9/10 at 100.00	N/R	1,925,173
	5.700%, 3/01/18
2,120	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	9/10 at 100.00	N/R	2,009,590
	Project, Series 1998, 5.800%, 3/01/28
2,960	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	9/10 at 101.00	N/R	2,799,124
	Series 1999A, 5.900%, 3/20/29
895	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,	11/10 at 100.00	Aa2	898,159
	Series 1992A, 7.000%, 11/01/14
8,900	Total Housing/Multifamily			8,563,956
	Housing/Single Family – 4.9% (3.1% of Total Investments)
515	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	A	526,644
	FGIC Insured (Alternative Minimum Tax)
17,700	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.625%, 8/01/26	2/16 at 100.00	A	15,300,411
	(Alternative Minimum Tax)
18,215	Total Housing/Single Family			15,827,055
	Industrials – 0.6% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,013,100
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 0.8% (0.5% of Total Investments)
3,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	2,756,880
	Project, Series 2007, 5.375%, 12/01/37
	Tax Obligation/General – 21.9% (14.0% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,044,495
	Series 2002, 5.375%, 7/01/20 – AGM Insured
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/10 at 100.00	A1	80,270
16,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	17,542,880
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation	8/11 at 101.00	Aa2	1,447,158
	Bonds, Series 2002A, 5.375%, 8/01/20 – NPFG Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	3,719,419
	5.000%, 6/01/29 – AGM Insured (UB)
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,545,602
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 – AGM Insured
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	2,709,803
	5.000%, 5/01/30 – FGIC Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	1,277,827
	5.000%, 7/01/17 – AGM Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	585,798
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa2	1,550,970
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	7,633,662
	Series 2003E, 5.250%, 7/01/21 – AGM Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	532,263
	2005A, 5.000%, 8/01/29 – AGM Insured
1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AA	1,575,135
	Series 2005B, 5.000%, 8/01/25 – FGIC Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	7,230,287
	Bonds, Series 2003, 5.000%, 8/01/23 – AGM Insured (UB)
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA	1,463,781
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
15,000	Upland Unified School District, San Bernardino County, California, General Obligation Bonds,	8/19 at 27.66	Aa2	2,230,650
	Election of 2008 , Series 2008A, 0.000%, 8/01/39
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	4,108,533
	Bonds, Series 2003B, 5.000%, 8/01/23 – AGM Insured
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	10,179,648
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (WI/DD, Settling 6/02/10)
111,775	Total Tax Obligation/General			71,458,181
	Tax Obligation/Limited – 29.6% (19.0% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	BBB+	1,410,060
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	BBB+	1,202,424
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A2	3,191,265
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A2	2,052,655
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	5,296,889
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,030,510
	2009G-1, 5.750%, 10/01/30
1,605	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,781,887
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	674,137
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	2,749,770
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged
	Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	8/10 at 100.00	N/R	989,100
2,765	5.700%, 8/01/28	8/10 at 100.00	N/R	2,446,417
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA–	1,193,213
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	A	3,077,383
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – NPFG Insured
8,435	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	8,304,764
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,885	13.470%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A2	1,369,980
1,320	13.470%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	889,020
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
320	5.000%, 9/01/26	9/16 at 100.00	N/R	292,941
735	5.125%, 9/01/36	9/16 at 100.00	N/R	636,539
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	2,895,384
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,336,743
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,350,811
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – AGM Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	17,827,866
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
2,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	2,030,140
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,215,747
	Construction Project, Series 2006, 5.000%, 9/01/24 – NPFG Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	9/13 at 100.00	A	1,541,295
1,500	5.000%, 9/01/20 – NPFG Insured	9/13 at 100.00	A	1,518,180
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	539,646
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	A+	4,385,448
	5.250%, 9/01/22 – NPFG Insured
2,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A	1,784,800
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	746,460
	8/01/25 – AMBAC Insured
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	Aa3	8,426,798
	Richards Boulevard, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,608,925
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A1	884,441
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	A	2,777,784
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,090,460
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
95,580	Total Tax Obligation/Limited			96,549,882
	Transportation – 7.3% (4.7% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	4,078,928
	2006F, 5.000%, 4/01/31 (UB)
970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,141,884
	2008, Trust 3211, 13.261%, 4/01/39 (IF)
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	11,080,190
	Bonds, Series 1999, 5.875%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	2,064,460
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A1	1,562,495
3,865	5.250%, 5/01/19 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A1	3,967,384
23,265	Total Transportation			23,895,341
	U.S. Guaranteed – 33.4% (21.4% of Total Investments) (4)
6,145	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	BBB (4)	6,501,410
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
9,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	9,870,480
	5/01/18 (Pre-refunded 5/01/12)
6,190	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	AAA	6,333,856
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – NPFG Insured
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	7/10 at 100.00	Aaa	9,588,880
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
1,965	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/32 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	2,133,027
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	1,740,993
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) –
	AGM Insured
1,110	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	1,274,802
	(Pre-refunded 7/01/14)
2,500	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	2,854,600
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	Aa2 (4)	4,979,504
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – NPFG Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	A (4)	1,843,393
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – NPFG Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	17,371,263
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	3,534,060
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	AA– (4)	3,161,681
	2001, 5.000%, 8/01/20 (Pre-refunded 8/01/11) – NPFG Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,763,503
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	5,138,550
	5.500%, 10/01/32 (Pre-refunded 10/01/10)
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21	7/12 at 100.00	AAA	2,944,425
	(Pre-refunded 7/01/12) – AGM Insured
9,955	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	11,484,486
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A+ (4)	3,265,860
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) –
	NPFG Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
1,765	5.000%, 9/01/18 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AA (4)	1,804,007
10,255	5.000%, 9/01/19 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AA (4)	10,481,636
96,325	Total U.S. Guaranteed			109,070,416
	Utilities – 8.2% (5.2% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,391,345
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	517,105
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,235	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,150,909
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,389,315
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	4,616,650
	Project, Series 2003, 5.700%, 9/01/36
1,200	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	A+	1,255,488
	5.250%, 5/15/23 – FGIC Insured
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	2,560,529
	2002Q, 5.250%, 8/15/21 – AGM Insured
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	1,567,350
	Bonds, Series 2010-1, 5.000%, 7/01/28
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	A+	4,281,600
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989,	No Opt. Call	A+	5,867,455
	6.750%, 7/01/11
26,540	Total Utilities			26,597,746
	Water and Sewer – 10.5% (6.8% of Total Investments)
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	5,832,632
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA	2,077,440
	of Participation, Tender Option Bond Trust 3220, 14.452%, 7/01/35 (IF)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 – NPFG Insured	12/13 at 100.00	A+	1,094,850
1,440	5.250%, 12/01/21 – NPFG Insured	12/13 at 100.00	A+	1,561,925
1,205	5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	A+	1,283,637
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	855,074
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	1,268,887
	AMBAC Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	839,924
	Bond Trust 09-8B, 16.873%, 7/01/35 (IF)
9,370	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	10,292,288
	Series 2010A, 5.250%, 5/15/27
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	Aa2	5,800,699
	Series 2002A, 5.000%, 11/01/19 – NPFG Insured
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AA	1,678,180
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AA	1,756,681
31,500	Total Water and Sewer			34,342,224
$ 537,566	Total Investments (cost $489,408,759) – 155.8%			508,603,003
	Floating Rate Obligations – (9.3)%			(30,440,000)
	Other Assets Less Liabilities – 1.7%			5,449,094
	Auction Rate Preferred Shares, at Liquidation Value – (48.2)% (5)			(157,225,000)
	Net Assets Applicable to Common Shares – 100%			$ 326,387,097

Fair Value Measurements

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$508,603,003	$ —	$508,603,003

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $459,577,785.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$25,888,960
Depreciation	(7,299,217)
Net unrealized appreciation (depreciation) of investments	$18,589,743

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010